Property, Plant and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation charge	$ 1,658	$ 1,464	$ 1,113
Reduction in depreciation charges due to public funding	96	69	56
Property, plant and equipment, net	10,877	10,554
Proceeds from sale of tangible assets	5	8	4
Impairment of long-lived assets	0	0	$ 0
Variable interest entity, primary beneficiary | SANAN STMicroelectronics JV
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 316	$ 38